Note 5 - Debt - Schedule of Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Notes payable	$ 46,580	$ 39,138	$ 39,138
Net long term debt	266,598	$ 120,508	120,508
Six Point Zero Five Percent Insurance Premium Finance Agreement, Due July 2019 [Member]
Notes payable			39,138
Three Point Eight Percent Insurance Premium Finance Agreement [Member]
Notes payable	46,580
Credit Agreement And Note [Member]
10% Promissory note due January 2024	1,275,000		475,000
Beneficial conversion feature	(862,775)		(273,422)
Warrants issued	(106,167)		(59,108)
Debt issue costs	$ (39,460)		$ (21,962)